Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Profit before Income Tax Reconciles to EBITDA

Profit before income tax reconciles to EBITDA as follows:

	2016	2017	2018
	(as restated)
(Loss)/profit before income tax	(708,134)	45,112	133,948
Discontinued operations	104,354	210,431	36,785
Financial cost, net	179,829	137,035	197,057
Depreciation	118,832	109,342	86,335
Amortization	64,572	70,383	103,174

EBITDA (*)	(240,546)	572,303	557,299

Disclosure of Detailed Information About EBITDA for Each Segment

EBITDA for each segment is as follows:

	2016	2017	2018
Engineering and construction	19,255	119,987	19,242
Infrastructure	237,752	300,935	411,502
Real state	121,420	177,286	240,991
Parent company operations	(1,025,197)	125,938	(27,802)
Intercompany eliminations	406,546	(151,843)	(86,634)

Total EBITDA	(240,546)	572,303	557,299

Summary of Breakdown by Operating Segments

Backlog refers to the expected future revenue under signed contracts and legally binding letters of intent. The breakdown by operating segments as of December 31, 2018, and the dates in which they are estimated to be realized is shown in the following table:

		Annual Backlog
	2018	2019	2020	2021+
Engineering and construction	2,644,386	1,755,890	725,351	163,145
Infrastructure	1,759,849	600,630	570,114	589,108
Real state	195,566	—	177,135	18,431
Intercompany eliminations	(351,865)	(115,748)	(119,221)	(116,897)

	4,247,936	2,240,772	1,353,379	653,787

Disclosure of Detailed Information About Operating Segments Financial Position

The following table shows the Group’s financial statements by operating segments:

		Infrastructure
	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company Operations	Eliminations	Consolidated
As of December 31, 2017
Assets.-
Cash and cash equivalent	184,401	43,878	121,901	161,073	4,204	85,187	25,536	—	626,180
Financial asset at fair value through profit or loss	181	—	—	—	—	—	—	—	181
Trade accounts receivables	891,252	64,364	128,124	108,706	604	45,897	274,522	2,204	1,515,673
Work in progress	55,774	—	—	—	—	—	6,030	—	61,804
Accounts receivable from related parties	230,607	2,746	62,525	3,072	8,852	69,382	76,006	(352,438)	100,752
Other accounts receivable	518,123	55,959	66,765	31,381	1,922	40,026	51,269	—	765,445
Inventories	46,499	15,093	8,685	19,457	—	643,882	45,702	(8,607)	770,711
Prepaid expenses	4,470	1,168	2,354	10,312	164	216	14,794	—	33,478

	1,931,307	183,208	390,354	334,001	15,746	884,590	493,859	(358,841)	3,874,224
Non-current assets classified as held for sale	17,722	—	—	—	—	—	—	—	17,722

Total current assets	1,949,029	183,208	390,354	334,001	15,746	884,590	493,859	(358,841)	3,891,946

Long-term trade accounts receivable	58,997	—	14,747	793,991	—	—	39,852	—	907,587
Long-term work in progress	—	—	28,413	—	—	—	—	—	28,413
Long-term accounts receivable from related parties	258,479	—	27,660	—	—	—	637,415	(149,624)	773,930
Prepaid expenses	—	—	24,585	13,115	892	—	—	(510)	38,082
Other long-term accounts receivable	75,030	53,917	11,159	255,179	7,348	9,811	58,408	—	470,852
Investments in associates and joint ventures	111,513	7,344	—	—	—	1	2,216,343	(2,066,530)	268,671
Investment property	—	—	—	—	—	45,687	—	—	45,687
Property, plant and equipment	509,700	171,226	18,572	580	60	11,621	171,563	(17,587)	865,735
Intangible assets	203,390	160,288	492,424	323	—	1,022	71,363	11,260	940,070
Deferred income tax asset	165,227	5,507	11,057	—	—	10,316	238,560	6,030	436,697

Total non-current assets	1,382,336	398,282	628,617	1,063,188	8,300	78,458	3,433,504	(2,216,961)	4,775,724

Total assets	3,331,365	581,490	1,018,971	1,397,189	24,046	963,048	3,927,363	(2,575,802)	8,667,670

Liabilities.-
Borrowings	591,987	46,924	2,589	—	—	162,031	253,233	—	1,056,764
Bonds	—	—	24,361	12,294	—	—	—	—	36,655
Trade accounts payable	955,015	62,659	85,329	81,161	132	43,724	225,966	(940)	1,453,046
Accounts payable to related parties	114,198	3,664	60,857	83,841	14	37,396	102,976	(347,772)	55,174
Current income tax	29,379	1,282	1,122	—	161	45,299	8,300	—	85,543
Other accounts payable	492,362	12,487	68,994	27,058	49	63,654	183,895	1	848,500
Provisions	6,682	5,204	—	—	—	20	1,597	—	13,503

Total current liabilities	2,189,623	132,220	243,252	204,354	356	352,124	775,967	(348,711)	3,549,185

Borrowings	127,773	101,549	1,945	—	—	12,010	390,022	—	633,299
Long-term bonds	—	—	319,549	591,363	—	—	—	—	910,912
Other long-term accounts payable	379,043	—	52,349	349,987	158	32,058	38,878	—	852,473
Long-term accounts payable to related parties	4,306	—	836	89,023	23,445	—	62,841	(154,497)	25,954
Provisions	8,587	16,707	—	—	—	—	8,620	—	33,914
Derivative financial instruments	—	383	—	—	—	—	—	—	383
Deferred income tax liability	26,633	8,957	8,606	20,789	210	—	7,277	—	72,472

Total non-current liabilities	546,342	127,596	383,285	1,051,162	23,813	44,068	507,638	(154,497)	2,529,407

Total liabilities	2,735,965	259,816	626,537	1,255,516	24,169	396,192	1,283,605	(503,208)	6,078,592

Equity attributable to controlling interest in the Company	487,923	299,411	323,987	106,256	(123)	217,290	2,629,428	(1,940,842)	2,123,330
Non-controlling interest	107,477	22,263	68,447	35,417	—	349,566	14,330	(131,752)	465,748

Total liabilities and equity	3,331,365	581,490	1,018,971	1,397,189	24,046	963,048	3,927,363	(2,575,802)	8,667,670

Operating segments financial position

Segment reporting

		Infrastructure
	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company Operations	Eliminations	Consolidated
As of December 31, 2018
Assets.-
Cash and cash equivalent	177,455	34,816	168,460	191,178	6,700	93,262	129,269	—	801,140
Financial asset at fair value through profit or loss	—	—	—	—	—	—	—	—	—
Trade accounts receivables	583,842	54,350	78,013	226,919	598	63,038	1,068	—	1,007,828
Work in progress	24,962	—	—	—	—	—	3,576	—	28,538
Accounts receivable from related parties	203,583	492	40,820	758	9,930	60,759	98,308	(379,747)	34,903
Other accounts receivable	386,467	37,611	28,492	31,012	199	55,508	49,160	2	588,451
Inventories	27,852	18,823	9,206	25,282	—	448,328	—	(15,444)	514,047
Prepaid expenses	3,825	1,345	3,068	874	135	81	1,221	—	10,549

	1,407,986	147,437	328,059	476,023	17,562	720,976	282,602	(395,189)	2,985,456
Non-current assets classified as held for sale	—	—	—	—	—	—	247,798	—	247,798

Total current assets	1,407,986	147,437	328,059	476,023	17,562	720,976	530,400	(395,189)	3,233,254

Long-term trade accounts receivable	14,455	—	33,380	966,202	—	6,030	—	—	1,020,067
Long-term work in progress	—	—	32,212	—	—	—	—	—	32,212
Long-term accounts receivable from related parties	254,660	—	39,341	—	—	—	744,655	(260,430)	778,226
Prepaid expenses	—	—	28,214	5,152	840	—	—	(509)	33,697
Other long-term accounts receivable	77,028	63,797	7,058	64,817	7,346	30,268	52,645	(2)	302,957
Investments in associates and joint ventures	114,676	7,230	—	—	—	5,604	2,213,023	(2,082,768)	257,765
Investment property	—	—	—	—	—	29,133	—	—	29,133
Property, plant and equipment	205,678	171,430	14,585	1,586	109	9,237	69,088	(1,159)	470,554
Intangible assets	160,088	183,614	466,153	749	—	1,105	23,514	11,872	847,095
Deferred income tax asset	166,624	5,025	11,876	—	620	17,127	218,201	5,963	425,436

Total non-current assets	993,209	431,096	632,819	1,038,506	8,915	98,504	3,321,126	(2,327,033)	4,197,142

Total assets	2,401,195	578,533	960,878	1,514,529	26,477	819,480	3,851,526	(2,722,222)	7,430,396

Liabilities.-
Borrowings	232,409	26,621	15,384	209,463	—	133,105	209,492	—	826,474
Bonds	—	—	25,745	13,422	—	—	—	—	39,167
Trade accounts payable	777,130	49,254	61,233	104,652	121	31,173	55,968	—	1,079,531
Accounts payable to related parties	179,351	1,933	46,099	65,256	58	35,085	91,754	(363,595)	55,941
Current income tax	5,898	2,797	1,398	9,888	226	4,219	1,381	—	25,807
Other accounts payable	389,896	13,147	72,823	11,677	631	106,286	38,209	—	632,669
Provisions	521	5,412	—	—	—	264	—	—	6,197
Non-current liabilities classified as held for sale	—	—	—	—	—	—	225,828	—	225,828

Total current liabilities	1,585,205	99,164	222,682	414,358	1,036	310,132	622,632	(363,595)	2,891,614

Borrowings	9,314	87,166	556	—	—	10,684	268,478	—	376,198
Long-term bonds	—	—	299,637	598,238	—	—	—	—	897,875
Other long-term accounts payable	357,146	—	31,477	154,756	1,656	26,470	2,605	—	574,110
Long-term accounts payable to related parties	8,880	—	1,167	81,207	23,445	—	183,826	(276,676)	21,849
Provisions	32,122	20,234	—	—	—	—	51,055	—	103,411
Derivative financial instruments	—	61	—	—	—	—	—	—	61
Deferred income tax liability	5,564	24,541	7,010	37,178	—	—	1,054	—	75,347

Total non-current liabilities	413,026	132,002	339,847	871,379	25,101	37,154	507,018	(276,676)	2,048,851

Total liabilities	1,998,231	231,166	562,529	1,285,737	26,137	347,286	1,129,650	(640,271)	4,940,465

Equity attributable to controlling interest in the Company	331,178	323,943	332,406	171,594	340	193,483	2,708,803	(1,973,387)	2,088,360
Non-controlling interest	71,786	23,424	65,943	57,198	—	278,711	13,073	(108,564)	401,571

Total liabilities and equity	2,401,195	578,533	960,878	1,514,529	26,477	819,480	3,851,526	(2,722,222)	7,430,396

Disclosure of Detailed Information About Operating Segment Performance

Operating segment performance

Segment Reporting

		Infrastructure
	Engineering						Parent
	and				Water	Real	Company
	construction	Energy	Toll roads	Electric Train	treatment	estate	operations	Eliminations	Consolidated
Year 2016 -
Revenue	2,936,831	382,211	527,104	247,040	18,459	411,518	62,070	(447,924)	4,137,309
Gross profit (loss)	60,191	42,129	121,114	42,474	5,698	136,539	(171)	(91,885)	316,089
Administrative expenses	(212,048)	(17,260)	(35,084)	(12,951)	(787)	(28,429)	(35,967)	64,223	(278,303)
Other income and expenses	(14,246)	542	262	9	—	835	(5,842)	(3,920)	(22,360)
Gain from the sale of investments	—	—	—	—	—	—	46,336	—	46,336

Operating (loss) profit	(166,103)	25,411	86,292	29,532	4,911	108,945	4,356	(31,582)	61,762
Financial expenses	(60,806)	(10,801)	(7,390)	(2,810)	(37)	(14,388)	(116,554)	14,731	(198,055)
Financial income	9,987	1,040	2,225	8,037	86	2,817	20,924	(26,891)	18,225
Share of the profit or loss in associates and joint ventures	16,505	1,615	—	—	—	6,850	(1,036,888)	421,852	(590,066)

(Loss) profit before income tax	(200,417)	17,265	81,127	34,759	4,960	104,224	(1,128,162)	378,110	(708,134)
Income tax	19,731	(5,308)	(22,213)	(10,904)	(1,433)	(27,054)	192,131	7,232	152,182

(Loss) profit from continuing operations	(180,686)	11,957	58,914	23,855	3,527	77,170	(936,031)	385,342	(555,952)
Profit from discontinued operations	87,239	—	—	—	—	—	1,423	15,692	104,354

(Loss) profit for the year	(93,447)	11,957	58,914	23,855	3,527	77,170	(934,608)	401,034	(451,598)

(Loss) profit attributable to:
Owners of the Company	(87,710)	9,369	43,656	17,892	3,527	22,105	(932,961)	414,423	(509,699)
Non-controlling interest	(5,737)	2,588	15,258	5,963	—	55,065	(1,647)	(13,389)	58,101

	(93,447)	11,957	58,914	23,855	3,527	77,170	(934,608)	401,034	(451,598)

Operating segment performance

Segment Reporting

		Infrastructure
	Engineering						Parent
	and				Water	Real	Company
	construction	Energy	Toll roads	Transportation	treatment	estate	operations	Eliminations	Consolidated (as restated)
Year 2017 -
Revenue	2,331,907	436,876	642,127	365,771	3,152	647,535	70,050	(483,405)	4,014,013
Gross profit (loss)	176,473	71,825	139,196	48,696	445	147,383	(37,771)	(43,795)	502,452
Administrative expenses	(188,162)	(15,854)	(32,453)	(15,279)	(317)	(21,189)	(100,968)	51,768	(322,454)
Other income and expenses	(46,445)	5,138	1,061	5	—	(3,700)	10,512	560	(32,869)
Gain from the sale of investments	—	—	—	—	—	49,002	(18,672)	4,215	34,545

Operating (loss) profit	(58,134)	61,109	107,804	33,422	128	171,496	(146,899)	12,748	181,674
Financial expenses	(46,655)	(13,423)	(6,892)	(8,000)	(50)	(21,918)	(81,310)	27,471	(150,777)
Financial income	8,491	1,965	3,257	3,606	26	3,569	35,431	(42,603)	13,742
Share of the profit or loss in associates and joint ventures	30,982	1,584	—	—	—	456	142,595	(175,144)	473

Profit (loss) before income tax	(65,316)	51,235	104,169	29,028	104	153,603	(50,183)	(177,528)	45,112
Income tax	877	(13,151)	(32,290)	(9,544)	(228)	(35,900)	44,032	(101)	(46,305)

Profit (loss) from continuing operations	(64,439)	38,084	71,879	19,484	(124)	117,703	(6,151)	(177,629)	(1,193)
Profit from discontinued operations	76,837	—	—	—	—	—	123,603	9,991	210,431

Profit (loss) for the period	12,398	38,084	71,879	19,484	(124)	117,703	117,452	(167,638)	209,238

Profit (loss) attributable to:
Owners of the Company	12,078	33,714	55,620	14,613	(124)	48,647	125,182	(140,992)	148,738
Non-controlling interest	320	4,370	16,259	4,871	—	69,056	(7,730)	(26,646)	60,500

	12,398	38,084	71,879	19,484	(124)	117,703	117,452	(167,638)	209,238

Operating segment performance

Segment Reporting

		Infrastructure
	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Eliminations	Consolidated
Year 2018 -
Revenue	1,960,863	560,506	733,148	586,329	3,270	630,130	62,098	(636,882)	3,899,462
Gross profit (loss)	62,095	120,360	107,092	122,567	592	287,959	(10,564)	(15,612)	674,489
Administrative expenses	(136,066)	(20,898)	(35,626)	(12,007)	(295)	(50,730)	(62,891)	40,080	(278,433)
Other income and expenses	(13,509)	1,243	(11)	31	—	(1,971)	(47,778)	660	(61,335)
Gain from the sale of investments	(7)	—	—	—	—	—	—	—	(7)

Operating profit (loss)	(87,487)	100,705	71,455	110,591	297	235,258	(121,233)	25,128	334,714
Financial expenses	(82,861)	(15,631)	(28,762)	(20,604)	—	(14,700)	(121,938)	36,514	(247,982)
Financial income	15,122	4,593	4,631	35,147	559	6,397	38,614	(54,138)	50,925
Dividends	—	—	—	—	—	—	8,344	(8,344)	—
Share of the profit or loss in associates and joint ventures	11,366	1,608	—	—	—	(10)	84,138	(100,811)	(3,709)

(Loss)/profit before income tax	(143,860)	91,275	47,324	125,134	856	226,945	(112,075)	(101,651)	133,948
Income tax	14,361	(26,275)	(15,737)	(38,018)	(517)	(69,166)	22,866	(832)	(113,318)

(Loss) profit from continuing operations	(129,499)	65,000	31,587	87,116	339	157,779	(89,209)	(102,483)	20,630
Profit from discontinued operations	44,096	—	—	—	—	—	(3,708)	(3,603)	36,785

(Loss) profit for the period	(85,403)	65,000	31,587	87,116	339	157,779	(92,917)	(106,086)	57,415

Profit (loss) attributable to:
Owners of the Company	(86,857)	59,866	26,731	65,337	339	28,921	(85,715)	(91,810)	(83,188)
Non-controlling interest	1,454	5,134	4,856	21,779	—	128,858	(7,202)	(14,276)	140,603

	(85,403)	65,000	31,587	87,116	339	157,779	(92,917)	(106,086)	57,415

Disclosure of Geographical Areas

Segments by geographical area

	2016	2017	2018
Revenues:
- Peru	3,590,772	3,589,048	3,347,540
- Chile	163,990	371,986	226,891
- Colombia	363,311	50,829	325,031
- Guyana	717	—	—
- Ecuador	3,682	—	—
- Bolivia	14,837	2,150	—

	4,137,309	4,014,013	3,899,462

Non-current assets:
- Peru	3,995,453	4,164,342	3,896,920
- Chile	446,998	407,152	142,383
- Colombia	260,732	203,203	157,839
- Bolivia	13,043	149	—
- Ecuador	888	—	—
- Guyana	862	878	—

	4,717,976	4,775,724	4,197,142